Note 12 - Share-based Payments - Other Equity Share Units Granted (Details) - Cash-settled awards [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Awards paid out/ expired	(14,952)	(11,941)
Total awards outstanding	0	3,011
Estimated awards expected to vest	100.00%	100.00%
August 2018 [member]
Statement Line Items [Line Items]
Grants	5,918	5,918
August 2019 [member]
Statement Line Items [Line Items]
Grants	9,034	9,034